SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per ordinary shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net loss	$ (1,034,593)	$ (700,925)
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation	375,000
Shares excluded from calculation of diluted loss per share	11,876,000
Common Stock Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss	$ (212,955)	$ (542,232)
Basic weighted average shares outstanding (in shares)	842,606	11,058,904
Diluted weighted average shares outstanding (in shares)	842,606	11,058,904
Basic net loss per ordinary share (in dollars per share)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.25)	$ (0.05)
Common Stock Not Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss	$ (821,638)	$ (158,693)
Basic weighted average shares outstanding (in shares)	3,251,000	3,236,578
Diluted weighted average shares outstanding (in shares)	3,251,000	3,236,578
Basic net loss per ordinary share (in dollars per share)	$ (0.25)	$ (0.05)
Diluted net loss per ordinary share (in dollars per share)	$ (0.25)	$ (0.05)